UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 79,115,400	$ 87,418,906
Restricted cash	20,000	0
Due from related party, current	$ 6,672,662	$ 7,431,696
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade	$ 456,644	$ 69,900
Inventories	249,043	200,395
Prepaid expenses and other assets	697,837	548,774
Deferred finance fees, current	145,952	0
Investment in equity securities, current	0	209,486
Accrued charter revenue	8,783	9,113
Current assets of discontinued operations	12,744	416,159
Total current assets	87,379,065	96,304,429
NON-CURRENT ASSETS:
Vessels, net	93,506,690	96,180,562
Restricted cash, non-current from continuing operations	1,060,000	0
Due from related party, non-current	$ 1,341,549	$ 1,341,549
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred charges, net	$ 1,632,186	$ 1,835,981
Investment in equity securities, non-current	5,647,853	5,647,853
Investment in related parties	127,118,569	127,118,569
Investment in debt securities	3,534,605	2,918,353
Deferred finance fees, non-current	531,824	0
Total non-current assets	234,373,276	235,042,867
Total assets	321,752,341	331,347,296
CURRENT LIABILITIES:
Due to related party	$ 299,444	$ 299,444
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 1,205,215	$ 1,127,638
Deferred revenue	219,583	768,785
Accrued liabilities	1,150,622	848,998
Dividends payable	0	37,578,641
Current liabilities of discontinued operations	1,314,075	1,315,502
Total current liabilities	4,188,939	41,939,008
NON-CURRENT LIABILITIES:
Total non-current liabilities	0	0
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	127,438,124	125,809,233
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value: 3,900,000,000 shares authorized; 21,473,509 and 34,559,330 shares issued and outstanding as of December 31, 2025, and June 30, 2026, respectively	34,559	21,474
Preferred shares, $0.001 par value: 100,000,000 shares authorized; Series B Preferred Shares: 40,000 shares issued and outstanding as of December 31, 2025, and June 30, 2026, respectively	40	40
Additional paid-in capital	113,028,877	59,304,814
Retained Earnings	77,061,802	104,272,727
Total shareholders' equity	190,125,278	163,599,055
Total liabilities, mezzanine equity and shareholders' equity	321,752,341	331,347,296
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	$ 127,438,124	$ 125,809,233